Revenue From Contracts With Customers - Performance Obligation (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Revenue From Contracts With Customers
Amount of deferred revenue previously considered current, reclassified to long-term	$ 3.0
Revenue, remaining performance obligation		$ 8.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue From Contracts With Customers
Percentage of remaining performance obligation to be recognized as revenue		0.00%
Remaining performance obligation period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue From Contracts With Customers
Percentage of remaining performance obligation to be recognized as revenue		3.00%
Remaining performance obligation period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue From Contracts With Customers
Percentage of remaining performance obligation to be recognized as revenue		11.00%
Remaining performance obligation period		12 months